Consolidated Statements of Cash Flows - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash flows related to operating activities
Payments to suppliers and employees (inclusive of GST)		$ (19,514,293)	$ (26,579,450)	$ (19,553,135)
Cash receipts from grant income and government incentives		1,313,997	7,702,775	2,669,806
Cash receipts from license revenue		0	7,486,444	139,782
Cash receipts from research material sales		322,586	327,876	1,064,840
Interest received		112,243	229,348	410,630
Advance from customers		138,312	0	0
Income Tax paid		(33)	(37)	0
Payment for security deposit		0	0	(18,321)
Payment for interest on leases		(13,154)	(6,295)	0
Net cash flows used in operating activities		(17,640,342)	(10,839,339)	(15,286,398)
Cash flows related to investing activities
Payments for plant and equipment		(15,601)	(19,348)	(41,434)
Net cash flows used in investing activities		(15,601)	(19,348)	(41,434)
Cash flows related to financing activities*
Proceeds from issue of shares	[1]	43,307,232	22,030,556	4,871,250
Proceeds from issue of warrants	[1]	0	0	2,457,259
Proceeds from exercising of warrants	[1]	11,266,430	0	1,457,318
Share issue transaction costs	[1]	(2,144,359)	(1,474,934)	(536,225)
Principal elements of lease payments	[1]	(214,378)	(77,541)	0
Advance payment from shareholders for SPP	[1]	465,000	0	0
Transaction costs of warrant issues	[1]	0	0	(236,887)
Net cash flows provided by (used in) financing activities	[1]	52,679,925	20,478,081	8,012,715
Net increase/(decrease) in cash and cash equivalents		35,023,982	9,619,394	(7,315,117)
Effect of exchange rate on cash and cash equivalents		(752,838)	134,671	407,578
Cash and cash equivalents at the beginning of the year		26,322,047	16,567,982	23,475,521
Cash and cash equivalents at the end of the year		$ 60,593,191	$ 26,322,047	$ 16,567,982

[1]	Non-cash investing and financing activities relate mainly to the following: • Fair value movement of convertible notes disclosed in Note 16 to the financial statements. • Fair value movement of warrant liability disclosed in Note 15 to the financial statements. • Exercise of vested performance rights for no cash consideration disclosed in Note 21 to the financial statements.